Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO - Karim Temsamani, Chief Executive Officer(1)	Compensation Actually Paid to PEO - Karim Temsamani, Chief Executive Officer (2)	Summary Compensation Table Total for PEO - Lynne Laube, former Chief Executive Officer(1)	Compensation Actually Paid to PEO - Lynne Laube, former Chief Executive Officer (2)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)
2023	$1,885,944	$5,583,531	$—	$—	$2,322,440	$2,505,075
2022	$17,333,955	$8,199,633	$8,105,384	$11,009,497	$2,962,076	$(1,369,258)
2021	$—	$—	$6,625,395	$(15,130,174)	$2,803,310	$(5,836,574)
2020	$—	$—	$5,773,600	$34,104,283	$2,765,365	$13,724,075

	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(9)	Company Selected Measure	Company Supplemental Measure
Year	Total Stockholder Return(7)	Peer Group Total Stockholder Return(8)		Adjusted Contribution (millions)(3)	Adjusted EBITDA (millions)(4)
2023	$159	$143	$(135)	$159	$4
2022	$9	$67	$(465)	$143	$(45)
2021	$46	$121	$(129)	$130	$(12)
2020	$227	$144	$(55)	$82	$(8)

Named Executive Officers, Footnote	The dollar amounts reported in this column represent the amount of total compensation reported for Mr. Temsamani, our Chief Executive Officer, and Ms. Laube, our former Chief Executive Officer, for each covered fiscal year in the "Total" column of the Summary Compensation Table for each applicable fiscal year.The dollar amounts reported in this column represent the average of the amounts of total compensation reported for our NEOs as a group (excluding Mr. Temsamani and Ms. Laube) for each applicable fiscal year in the "Total" column of the Summary Compensation Table. The names of each of the NEOs (excluding Mr. Temsamani and Ms. Laube) included for purposes of calculating the average amounts of total compensation in each applicable fiscal year are as follows: (i) for 2023, Mr. Gupta, Ms. DeSieno, Mr. Lynton and Mr. Christiansen; (ii) for 2022, Mr. Christiansen, Mr. Lynton and Kirk Somers, our former Chief of Legal and Privacy Officer; (iii) for 2021, Mr. Christiansen and Mr. Somers; and (iv) for 2020, Mr. Christiansen and Mr. Somers.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Composite Index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in this column represent the amount of "compensation actually paid" to Mr. Temsamani and Ms. Laube, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Mr. Temsamani and Ms. Laube during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Temsamani's and Ms. Laube's total compensation for each covered fiscal year to determine the compensation actually paid to each of them for such fiscal year:
(3)Adjusted Contribution is a non-GAAP measure for which Gross Profit is the most directly comparable measure calculated and presented in accordance with GAAP in our financial statements. Adjusted contribution is defined as a measure by which revenue generated from our marketers exceeds the cost to obtain the purchase data and the digital advertising space from our partner. Adjusted contribution demonstrates how incremental revenue on our platforms generates incremental amounts to support our sales and marketing, research and development, general and administration and other investments. Adjusted contribution is calculated by taking our total revenue less our Partner Share and other third-party costs exclusive of deferred implementation costs, which is a non-cash cost. Adjusted contribution does not take into account all costs associated with generating revenue from advertising campaigns, including sales and marketing expenses, research and development expenses, general and administrative expenses and other expenses, which we do not take into consideration when making decisions on how to manage our advertising campaigns. Please refer to Appendix A for the "Reconciliation of GAAP Gross Profit to Adjusted Contribution."
(4)Adjusted EBITDA is a non-GAAP measure for which Net Loss is the most directly comparable measure calculated and presented in accordance with GAAP in our financial statements. Adjusted EBITDA is defined as our net loss before income tax benefit; interest expense, net; depreciation and amortization expense; stock-based compensation expense; foreign currency gain (loss); impairment of goodwill and intangible assets; deferred implementation costs; restructuring and reduction of force costs; acquisition and integration (benefits) costs; and change in fair value of contingent consideration. Please refer to Appendix A for the "Reconciliation of GAAP Net Loss to Adjusted EBITDA."

PEO - Karim Temsamani, Chief Executive Officer
Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$1,885,944	$(968,000)	$4,665,587	$5,583,531
2022	$17,333,955	$(16,909,931)	$7,775,609	$8,199,633

PEO - Lynne Laube, former, Chief Executive Officer
Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$—	$—	$—	$—
2022	$8,105,384	$(7,575,254)	$10,479,367	$11,009,497
2021	$6,625,395	$(5,898,263)	$(15,857,306)	$(15,130,174)
2020	$5,773,600	$(5,332,211)	$33,662,894	$34,104,283
(a)The reported grant date fair value of equity awards represents the total of the amounts reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for each applicable fiscal year.
(b)The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of all equity awards granted during the applicable fiscal year that are outstanding and unvested as of the end of the applicable fiscal year; (ii) the amount equal to the change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for equity awards that are granted and vest in same applicable fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the applicable fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in the total compensation for the applicable fiscal year. The valuation assumptions used to calculate the fair values for purposes of determining "compensation actually paid" did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO - Karim Temsamani, Chief Executive Officer
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested/Forfeited in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$921,000	$(8,518,025)	$7,635,245	$4,627,367	$—	$4,665,587
2022	$7,775,609	$—	$—	$—	$—	$7,775,609

PEO - Lynne Laube, former Chief Executive Officer
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested/Forfeited in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Equity Award Adjustments
2023	$—	$—	$—	$—	$—	$—
2022	$—	$—	$295,546	$(5,841,747)	$16,025,569	$10,479,367
2021	$3,501,448	$(15,135,022)	$—	$(4,223,732)	$—	$(15,857,306)
2020	$23,027,373	$8,989,875	$102,984	$1,542,662	$—	$33,662,894

Non-PEO NEO Average Total Compensation Amount	$ 2,322,440	$ 2,962,076	$ 2,803,310	$ 2,765,365
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,505,075	$ (1,369,258)	(5,836,574)	13,724,075
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of "compensation actually paid" to the NEOs as a group (excluding Mr. Temsamani and Ms. Laube), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to the NEOs as a group (excluding Mr. Temsamani and Ms. Laube) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. Temsamani and Ms. Laube) for each applicable fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,322,440	$(2,397,833)	$2,580,468	$2,505,075
2022	$2,962,076	$(3,934,969)	$(396,365)	$(1,369,258)
2021	$2,803,310	$(2,276,866)	$(6,363,018)	$(5,836,574)
2020	$2,765,365	$(2,429,300)	$13,388,010	$13,724,075
(a) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Total Average Equity Award Adjustments
2023	$2,302,500	$(129,265)	$268,150	$132,868	$6,215	$2,580,468
2022	$342,519	$(2,588,113)	$114,281	$(962,317)	$2,697,265	$(396,365)
2021	$1,126,339	$(5,984,452)	$—	$(1,504,905)	$—	$(6,363,018)
2020	$9,671,454	$3,096,513	$78,564	$541,479	$—	$13,388,010

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR of the Company
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Temsamani and Ms. Laube, and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Temsamani and Ms. Laube) is generally aligned with our cumulative TSR over the four-year period. For more information regarding the Company's performance and the companies that the Compensation Committee considers when determining compensation, refer to "Executive Compensation – Compensation Discussion and Analysis."

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The amount of compensation actually paid to Mr. Temsamani and Ms. Laube and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Temsamani and Ms. Laube) is generally aligned with our net income over the four years presented in the table. While we do not use net income as a performance measure in our executive compensation program, the measure of net income is correlated with the measure adjusted contribution and adjusted EBITDA, which we do use for when setting goals in our short-term incentive compensation program and the performance-based RSUs that were awarded during 2020, 2021 and 2022 to our PEOs and other NEOs.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted Contribution
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Temsamani and Ms. Laube, and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Temsamani and Ms. Laube), is generally aligned with our adjusted contribution over the four years presented in the table. As described above, we define adjusted contribution as a measure by which revenue generated from our marketers exceeds the cost to obtain the purchase data and the digital advertising space from our partners. Adjusted contribution demonstrates how incremental revenue on our platforms generates incremental amounts to support our sales and marketing, research and development, general and administration and other investments. Adjusted contribution is calculated by taking our total revenue less our Partner Share and other third-party costs exclusive of deferred implementation costs, which is a non-cash cost. Adjusted contribution does not take into account all costs associated with generating revenue from advertising campaigns, including sales and marketing expenses, research and development expenses, general and administrative expenses and other expenses, which we do not take into consideration when making decisions on how to manage our advertising campaigns. While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted contribution is the financial performance measure that, in our assessment, represents one of the two most important performance measures used by us to link compensation actually paid to our PEOs and other NEOs, for the most recently completed fiscal year, to our performance. We use adjusted contribution when setting goals in our short-term incentive compensation program, as well as for setting goals for the performance-based RSUs awards that are granted to our PROs and other NEOs. As described in more detail in "Executive Compensation – Compensation Discussion and Analysis," we target that approximately 1% of the value of total compensation awarded to our PEOs and other NEOs consists of amounts determined under our short-term incentive compensation program and approximately 85% of the value of total compensation awarded to our PEOs and other NEOs is to be comprised of equity awards, including restricted stock unit awards, performance-based restricted stock unit awards and stock options.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, our cumulative TSR over the four-year period presented in the table was (53%), while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Composite Index, was (47%) over the four years presented in the table. Our cumulative TSR consistently outperformed the Nasdaq Composite Index during the four years presented in the table, representing our superior financial performance as compared to the companies comprising the Nasdaq Composite Index. For more information regarding our performance and the companies that the Compensation Committee considers when determining compensation, refer to "Executive Compensation – Compensation Discussion and Analysis."

Total Shareholder Return Amount	$ 159	$ 9	46	227
Peer Group Total Shareholder Return Amount	143	67	121	144
Net Income (Loss)	$ (135,000,000)	$ (465,000,000)	$ (129,000,000)	$ (55,000,000)
Company Selected Measure Amount	159	143	130	82
Additional 402(v) Disclosure	Cumulative total stockholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period by our share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in our audited financial statements for each applicable fiscal year.
Financial Performance Measures
As described in greater detail in "Executive Compensation – Compensation Discussion and Analysis," our executive compensation program reflects a variable "pay-for-performance" philosophy. The performance measures that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our Chief Executive Officer and other NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our Chief Executive Officer and other NEOs, for the most recently completed fiscal year, to our performance are as follows:
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in "Executive Compensation – Compensation Discussion and Analysis," our executive compensation program reflects a variable "pay-for-performance" philosophy. While we utilize several performance measures to align executive compensation with our performance, all of those performance measures are not presented in the Pay versus Performance table. Moreover, we generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular fiscal year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the "Pay vs. Performance" table.

All information provided above under the "Pay vs. Performance" heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent that we specifically incorporate such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Net Income (loss)
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Temsamani and Ms. Laube, and the average amount of compensation actually paid to our NEOs as a group (excluding Mr. Temsamani and Ms. Laube) is generally aligned with our adjusted EBITDA over the four years presented in the table. As described above, we define adjusted EBITDA as our net loss before income tax benefit; interest expense, net; depreciation and amortization expense; stock-based compensation expense; foreign currency gain (loss); impairment of goodwill and intangible assets; deferred implementation costs; restructuring and reduction of force costs; acquisition and integration (benefits) costs; and change in fair value of contingent consideration.
While we use numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBITDA is one of the two most important financial performance measures used by us to link compensation actually paid to our PEOs and other NEOs, for the most recently completed fiscal year, to our performance. We use adjusted EBITDA when setting goals in our short-term incentive compensation program, as well as for setting goals for the performance-based RSU awards that are granted to our PEOs and other NEOs. As described in more detail in "Executive Compensation – Compensation Discussion and Analysis," we target that approximately 1% of the value of total compensation awarded to our PEOs and other NEOs consists of amounts determined under our short-term incentive compensation program and approximately 85% of the value of total compensation awarded to our PEOs and other NEOs is to be comprised of equity awards, including restricted stock unit awards, performance-based restricted stock unit awards, and stock options.

Other Performance Measure, Amount	4,000,000	(45,000,000)	(12,000,000)	(8,000,000)
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Contribution
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR (the Company's TSR as compared to a peer group established by the Compensation Committee)
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Investment
Karim Temsamani [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,885,944	$ 17,333,955
PEO Actually Paid Compensation Amount	5,583,531	$ 8,199,633
PEO Name		Mr. Temsamani
Lynne Laube [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 8,105,384	$ 6,625,395	$ 5,773,600
PEO Actually Paid Compensation Amount	0	$ 11,009,497	(15,130,174)	34,104,283
PEO Name		Ms. Laube
PEO | Karim Temsamani [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(968,000)	$ (16,909,931)
PEO | Karim Temsamani [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,665,587)	(7,775,609)
PEO | Karim Temsamani [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	921,000	7,775,609
PEO | Karim Temsamani [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(8,518,025)	0
PEO | Karim Temsamani [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	7,635,245	0
PEO | Karim Temsamani [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,627,367	0
PEO | Karim Temsamani [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0
PEO | Lynne Laube [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(7,575,254)	(5,898,263)	(5,332,211)
PEO | Lynne Laube [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(10,479,367)	15,857,306	(33,662,894)
PEO | Lynne Laube [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	3,501,448	23,027,373
PEO | Lynne Laube [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	(15,135,022)	8,989,875
PEO | Lynne Laube [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	102,984
PEO | Lynne Laube [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	(5,841,747)	(4,223,732)	1,542,662
PEO | Lynne Laube [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	16,025,569	0	0
PEO | Lynne Laube [Member] | Equity Awards Granted During the Year, Vested or Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	295,546
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,397,833)	(3,934,969)	(2,276,866)	(2,429,300)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,580,468	(396,365)	(6,363,018)	13,388,010
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,302,500	342,519	1,126,339	9,671,454
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(129,265)	(2,588,113)	(5,984,452)	3,096,513
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	268,150	114,281	0	78,564
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	132,868	(962,317)	(1,504,905)	541,479
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 6,215	$ 2,697,265	$ 0	$ 0